Other Accrued Expenses - Schedule of Other Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Unpaid recapitalization transaction costs		$ 89
IRS (see note 7b)	73	73
Accrued expenses	122	390
Other accrued expenses	$ 195	$ 552